QUARTERLY SELECTED FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
QUARTERLY SELECTED FINANCIAL DATA (UNAUDITED) [Abstract]
Schedule of Selected Quarterly Financial Data

The following table presents quarterly selected financial data (unaudited) for 2013 and 2012 (in thousands, except per share data):

	Interest	Net Interest	Net	EPS	EPS
	Income	Income	Income	Basic	Diluted
2013
First Quarter	$11,003	$9,427	$ 3,588	$0.99	$0.99
Second Quarter	11,031	9,446	3,175	0.89	0.89
Third Quarter	11,123	9,576	3,434	0.95	0.95
Fourth Quarter	10,965	9,459	3,611	1.00	1.00
Total	$44,122	$37,908	$13,808	$3.83	$3.83

2012
First Quarter	$11,027	$ 8,974	$3,516	$0.97	$0.97
Second Quarter	11,071	9,145	3,324	0.93	0.93
Third Quarter	11,148	9,410	3,441	0.95	0.95
Fourth Quarter	10,865	9,205	3,234	0.90	0.90
Total	$44,111	$36,734	$13,515	$3.75	$3.75